DARIN SMITH Lead Director and Associate General Counsel (319) 573-2676 darin.smith@equitable.com

September 15, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Equitable Financial Life Insurance Company

       Post-Effective Amendment No. 1 to Form S-3 Registration Statement

       Registration Statement No. 333-262807

       CIK 0000727920

Commissioners:

On behalf of Equitable Financial Life Insurance Company (“Equitable Financial”), we are filing herewith, electronically via EDGAR, Equitable Financial’s Form S-3 Registration Statement (“Registration Statement”) under the Securities Act of 1933, as amended (“1933 Act”).

Please note that the prospectus supplement contained in the Registration Statement will also be filed separately by 497 on Form N-4 by Separate Account No. 49 of Equitable Financial.

Please contact the undersigned at (319) 573-2676 if you have any questions or comments.

Very truly yours,

/s/ Darin Smith
Darin Smith

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104